Debt (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2016
Revolving line of credit	$ 8,713,000		$ 8,204,000	$ 12,100,000
Repayment of new loan	$ 6,706,623	$ 7,934,415	$ 36,408,541	36,568,702
Line of credit, interest rate	9.376%		8.96%
Line of credit, description	Borrowing is based on up to 85% of eligible accounts receivable plus the net orderly liquidation value of eligible inventory at the same rate, subject to certain defined limitations.		Borrowing is based on up to 85% of eligible accounts receivable plus the net orderly liquidation value of eligible inventory at the same rate, subject to certain defined limitations.
Line of credit, working capital			$ 70,000	115,000
Debt issuance cost			109,200	195,000
Debt accumulated amortization			384,500	229,000
Amortization expense	$ 35,998	$ 33,262	155,474	164,457
Long term debt			31,200	69,000
Interest expenses			820,500	$ 807,000
ACF Finco I LP [Member]
Revolving line of credit					$ 14,000,000
Repayment of new loan	$ 309,000		$ 309,000
Line of credit, term	5 years		5 years
ACF Finco I LP [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of credit, interest rate	6.25%		6.25%
ACF Finco I LP [Member] | Prime Rate [Member]
Line of credit, interest rate	3.00%		3.00%
ACF Finco I LP [Member] | Fixed Rate [Member]
Line of credit, interest rate	6.50%		6.50%
Mercedes-Benz Financial Services [Member]
Loan interest rate	5.56%		5.56%
Debt monthly instalment	$ 3,000		$ 3,000
Debt maturity date	Nov. 30, 2019		Nov. 30, 2019